Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of basic and diluted earning per share

	2023	2022	2021

Basic numerator
Net income (loss) allocated to controlling shareholder – continuing operations	85	(863)	158
Net income (loss) allocated to controlling shareholder - discontinued operations	(2,356)	691	644
Net income allocated to controlling shareholder	(2,271)	(172)	802

Basic denominator (millions of shares)
Weighted average of shares	270	269	269

Basic earnings (loss) per share (R$) – continuing operations	0.31484	(3.20372)	0.58803
Basic earnings (loss) per share (R$) – discontinued operations	(8.72659)	2.56521	2.39678
Basic earnings per share (R$) – total	(8.41175)	(0.63851)	2.98481

Diluted numerator
Net income (loss) allocated to ordinary controlling shareholders – continuing operations	85	(863)	158
Net income (loss) allocated to ordinary controlling shareholders - discontinued operations	(2,356)	691	644
Net income allocated to ordinary controlling shareholders	(2,271)	(172)	802

Diluted denominator
Weighted average of outstanding shares (in millions)	270	269	269
Stock option (in millions)	5	-	-
Diluted weighted average of outstanding shares (millions)	275	269	269

Diluted earnings (loss) per share (R$) – continuing operations	0,30868	(3.20372)	0.58716
Diluted earnings (loss) per share (R$) – discontinued operations	(8.72659)	2.56521	2.39324
Diluted earnings per share (R$) – total	(8.41791)	(0.63851)	2.98040